Long-term financial assets (Details) - CAD ($)	Sep. 30, 2024	Sep. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Deferred compensation plan assets	$ 112,270,000	$ 88,076,000
Long-term investments	24,209,000	17,113,000
Long-term receivables	10,114,000	20,774,000
Long-term derivative financial instruments	2,644,000	22,005,000
Long-term financial assets	$ 149,237,000	$ 147,968,000